Equity	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Equity	Equity
On May 9, 2022, the Group announced the commencement of a $50,000 share repurchase program (the "Program") of its ordinary shares of one pence each. The Group executed the Program in two equal tranches. It entered into an irrevocable non-discretionary instruction with Jefferies International Limited (“Jefferies”) in relation to the purchase by Jefferies of the ordinary shares for an aggregate consideration (excluding expenses) of no greater than $25,000 for each tranche and the simultaneous on-sale of such ordinary shares by Jefferies to the Group, subject to certain volume and price restrictions. In February 2024, the Group completed the Program and has repurchased an aggregate of 20,182,863 ordinary shares under the Program. These shares have been held as treasury shares and are being used to settle the vesting of restricted stock units or exercise of stock options.
In March 2024, the Group announced a proposed capital return of $100,000 to its shareholders by way of a tender offer (the "Tender Offer"). The proposed Tender Offer was approved by shareholders at the Annual General Meeting of Stockholders held on June 6, 2024, to acquire a maximum number of 33,500,000 ordinary shares (including ordinary shares represented by American Depository Shares (''ADSs'')) for a fixed price of 250 pence per ordinary share (equivalent to £25.00 per ADS) for a maximum aggregate amount of $100,000 excluding expenses.
The Tender Offer was completed on June 24, 2024. The Group repurchased 31,540,670 ordinary shares under the Tender Offer. Following such repurchase, the Group cancelled these shares repurchased. As a result of the cancellation, the nominal value of $600 related to the cancelled shares was reduced from share capital and transferred to a capital redemption reserve, increasing the capital redemption reserve balance to $600 as of June 30, 2024 which was included in other reserve in the Condensed Consolidated Statement of Changes in Equity.
As of December 31, 2023, the Group had 271,853,731 common shares outstanding, including 289,468,159 issued shares net of 17,614,428 shares repurchased and held by the Group in Treasury. As of June 30, 2024, the Group had 239,421,312 common shares outstanding, including 257,927,489 issued shares after deducting 31,540,670 cancelled ordinary shares repurchased through the Tender Offer, net of 18,506,177 shares repurchased and held by the Group in Treasury.